Consolidated Statements of Operations (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Interest income:
Loans, including fees (Note 4)	¥ 1,664,821		¥ 1,914,705		¥ 2,558,361
Deposits in other banks	29,188		26,697		124,832
Investment securities:
Interest	320,067		305,080		309,835
Dividends	170,470		168,500		163,492
Trading account assets	305,214		307,958		460,534
Call loans and funds sold	5,613		4,110		15,010
Receivables under resale agreements and securities borrowing transactions	55,574		31,454		263,730
Total	2,550,947		2,758,504		3,895,794
Interest expense:
Deposits	256,190		353,869		736,456
Call money and funds purchased	5,931		5,683		24,973
Payables under repurchase agreements and securities lending transactions	66,728		53,548		349,903
Due to trust account	807		6,119		6,843
Other short-term borrowings, and trading account liabilities	62,829		65,754		170,524
Long-term debt	278,188		289,427		310,690
Total	670,673		774,400		1,599,389
Net interest income	1,880,274		1,984,104		2,296,405
Provision for credit losses (Note 4)	292,035		647,793		626,947
Net interest income after provision for credit losses	1,588,239		1,336,311		1,669,458
Non-interest income:
Fees and commissions income (Note 25)	1,128,358		1,139,543		1,188,512
Foreign exchange gains (losses)-net (Note 26)	260,683		216,720		(206,153)
Trading account profits (losses)-net (Note 26)	133,905		761,472		(257,807)
Investment securities gains (losses)-net (Note 3)	121,803	[1]	223,030	[1]	(658,679)	[1]
Equity in losses of equity method investees	(90,628)		(104,098)		(60,051)
Gains on sales of loans (Note 4)	14,558		21,232		6,401
Other non-interest income (Note 18)	140,766		195,966		162,876
Total	1,709,445		2,453,865		175,099
Non-interest expense:
Salaries and employee benefits (Note 13)	863,996		908,213		873,371
Occupancy expenses-net (Notes 5 and 24)	162,498		171,098		171,902
Fees and commissions expense	212,460		196,515		209,750
Outsourcing expenses, including data processing	194,842		215,397		267,790
Depreciation of premises and equipment (Note 5)	99,661		120,268		132,121
Amortization of intangible assets (Note 6)	219,980		225,000		278,241
Impairment of intangible assets (Note 6)	26,566		12,400		126,885
Insurance premiums, including deposit insurance	113,892		112,539		113,803
Communications	53,048		57,064		62,943
Taxes and public charges	65,882		69,073		85,743
Provision for repayment of excess interest (Notes 1 and 24)	85,709		44,808		47,865
Impairment of goodwill (Note 6)			461		845,842
Other non-interest expenses (Notes 4, 5, 6 and 18)	361,912		375,224		392,528
Total	2,460,446		2,508,060		3,608,784
Income (loss) before income tax expense (benefit)	837,238		1,282,116		(1,764,227)
Income tax expense (benefit) (Note 7)	439,900		407,040		(259,928)
Net income (loss) before attribution of noncontrolling interests	397,338		875,076		(1,504,299)
Net income (loss) attributable to noncontrolling interests	(64,458)		15,257		(36,259)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	461,796		859,819		(1,468,040)
Income allocable to preferred shareholders:
Cash dividends paid	20,940		21,678		6,399
Beneficial conversion feature (Note 15)					9,478
Income allocable to preferred shareholders of Mitsubishi UFJ NICOS Co., Ltd. :
Effect of induced conversion of Mitsubishi UFJ NICOS Co., Ltd. Class 1 stock (Note 2)					7,676
Net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥ 440,856		¥ 838,141		¥ (1,491,593)
Earnings (loss) per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 17 and 20)
Basic earnings (loss) per common share-net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥ 31.20		¥ 68.01		¥ (137.84)
Diluted earnings (loss) per common share-net income (loss) available to common shareholders of Mitsubishi UFJ Financial Group	¥ 31.08		¥ 67.87		¥ (137.84)

[1]	The following credit losses are included in Investment securities gains (Losses)-net: 27,962 million and 17,495 million ; Other changes in equity from nonowner sources - Net 1,860 million and 2,993 million; Total credit losses 29,822 million and 20,488 million, March 31, 2010 and 2011, respectively.